Acquisition of Our Former Manager's Agency Platform (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 14, 2017 USD ($)	May 31, 2017 USD ($) employee	Jul. 14, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Acquisition of Our Former Manager's Agency Platform
Goodwill				$ 56,626	$ 26,747
Reporting segments | segment				2
ACM Acquisition
Acquisition of Our Former Manager's Agency Platform
Total consideration	$ 292,500
Acquisition share price per common share based on closing price on the day of the ACM Acquisition | $ / shares			$ 7.29
Termination of existing management agreement | ACM Acquisition
Acquisition of Our Former Manager's Agency Platform
Option to terminate the existing management agreement and purchase the services provided by Former Manager's employees			$ 25,000
Number of employees to manage/advise our business | employee		100
Price of fully internalize our management team and terminate the existing management agreement assigned to goodwill		$ 25,000
Termination of existing management agreement | ACM Acquisition | Structured Business
Acquisition of Our Former Manager's Agency Platform
Goodwill		12,500
Termination of existing management agreement | ACM Acquisition | Agency Business
Acquisition of Our Former Manager's Agency Platform
Goodwill		12,500
Termination of existing management agreement | ACM Acquisition | Maximum
Acquisition of Our Former Manager's Agency Platform
Expenses incurred to fully internalize management team		$ 100
Operating Partnership | ACM Acquisition
Acquisition of Our Former Manager's Agency Platform
Total consideration			275,800
Purchase price paid in stock			138,000
Purchase price paid in cash			87,800
Borrowings from seller financing - related party			$ 50,000
OP units hold as part of acquisition | shares			21,230,769
Acquisition share price per common share based on closing price on the day of the ACM Acquisition | $ / shares			$ 6.50